Annual Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 9,716	$ 22,106
Restricted cash	382	530
Amounts receivable	11,065	9,741
Inventory	49,511	47,538
Assets held for sale	0	7,613
Prepaid expenses	7,376	5,759
Total Current Assets	78,050	93,287
Other intangible assets	1,414	2,255
Inventory subject to return	19,986	12,804
Mine properties, plant and equipment	191,867	170,756
Vanadium assets	17,785	17,491
Deferred income tax asset	5,012	22,075
Investment in associate	4,641	0
Total Non-current Assets	240,705	225,381
Total Assets	318,755	318,668
Liabilities
Liabilities held for sale	0	962
Accounts payable and accrued liabilities	42,526	31,270
Deferred revenue	3,537	3,889
Debt	107,066	74,780
Current portion of provisions	804	3,358
Total Current Liabilities	153,933	114,259
Long-term debt	0	17,500
Provisions	5,773	2,043
Revenues subject to refund	22,513	13,638
Total Non-current Liabilities	28,286	33,181
Total Liabilities	182,219	147,440
Equity
Issued capital	423,284	412,988
Equity reserves	17,841	11,853
Accumulated other comprehensive loss	(123,444)	(133,527)
Deficit	(187,326)	(126,496)
Equity attributable to owners of the Company	130,355	164,818
Non-controlling Interest	6,181	6,410
Total Equity	136,536	171,228
Total Liabilities and Equity	$ 318,755	$ 318,668